Cash Flow Analysis	12 Months Ended
Dec. 31, 2017
Cash Flow Statement [Abstract]
Cash Flow Analysis
Cash flow analysis
Net cash flow provided by operating activities
Net cash flow provided by operating activities amounted to 13,796 million euros in 2017, an increase of 3.4% on the 13,338 million of 2016, which itself was a decrease on the figure of 2.0% recognized in 2015.
The detail of net cash flow provided by operating activities is the following:

Millions of euros	2017	2016	2015	Var 17 vs 16	Var 16 vs 15
Cash received from operations	63,456	63,514	67,582	(0.1%)	(6.0%)
Cash paid from operations	(46,929)	(47,384)	(50,833)	(1.0%)	(6.8%)
Cash paid to suppliers	(40,508)	(40,831)	(43,650)	(0.8%)	(6.5%)
Cash paid to employees	(5,725)	(5,815)	(6,462)	(1.5%)	(10.0%)
Payments related to cancellation of commitments	(696)	(738)	(721)	(5.7%)	2.4%
Net payments of interest and other financial expenses net of dividends received	(1,726)	(2,143)	(2,445)	(19.5%)	(12.4%)
Net interest and other financial expenses paid	(1,755)	(2,187)	(2,490)	(19.8%)	(12.2%)
Dividends received	29	44	45	(34.1%)	(2.2%)
Taxes paid	(1,005)	(649)	(689)	54.9%	(5.8%)
Net cash flow provided by operating activities	13,796	13,338	13,615	3.4%	(2.0%)

The changes in the main items included in the net cash flow from operating activities are as follows:

•
Cash received from operations in 2017 is in line with respect to the amount recognized in 2016 (-0.1% year on year). It is worth highlighting the continuation of the management of current assets through the factoring of collections and the monetization of income from sales financed.

Cash received from operations fell 6% in 2016 with respect to the amount recognized in 2015, mainly due to exchange rate changes. In addition, the Company continued its active working capital management policy, focused on factoring and the advance monetization of revenues from financed sales.

•
Cash paid from operations in 2017, was down 1.0% with respect to 2016, reflecting the continuity of the active management of current liabilities through payment terms agreements with the factoring company where these were discounted.

Cash paid from operations in 2016, was down 6.8% on 2015, principally as a result of changes in the exchange rate and due to the active management of current liabilities through improvements in the processes and agreements to extend payment terms with suppliers, or factoring companies when payments are discounted (Note 13).

•
Net payments of interest and other financial expenses net of dividends received in 2017 amounts to 1,726 million euros, decreasing 19.5% with respect to 2016 mainly due to the lower cost of debt in European and Latin America currencies.

Net payments of interest and other financial expenses net of dividends received in 2016, fell by 12.4% compared with 2015, largely due to the lower cost of debt in European currencies.

•	Taxes paid increase 356 million euros in 2017 with respect to 2016 mainly due to the absence of tax refunds in Spain and higher payment in Argentina in 2017.
Taxes paid fell 5.8% in 2016 compared to the payments made in 2015, mainly due to the lower payments in advance in Argentina and Brazil, and the exchange rate effect, offset by lower tax refunds and higher payments in advance in Spain.
Net cash flow used in investing activities
Net cash flow used in investing activities amounted to 10,245 million euros in 2017, an increase of 24.8% with respect to 2016 (8,208 million euros), a figure which represented a decrease of 36.5% on that of 2015 (12,917 million euros).
In respect of the main items included in the net cash flow used in investing activities, the detail is the following:

•	(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets, net in 2017, decreased by 2.1% compared to 2016. The detail is the following:

Millions of euros	2017	2016	2015	Var 17 vs 16	Var 16 vs 15
Proceeds from the sale in property, plant and equipment and intangible assets	148	134	254	10.4%	(47.2%)
Payments on investments in property, plant and equipment and intangible assets	(9,140)	(9,321)	(10,510)	(2.0%)	(11.3%)
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets, net	(8,992)	(9,187)	(10,256)	(2.1%)	(10.4%)

Payments on investments in property, plant and equipment and intangible assets fell by 2.0% in 2017 compared to a year earlier. Spectrum license payments totaled 352 million euros in 2017, notably in Group companies in Colombia, related to the arbitration award amounting to 317 million euros (see Note 2).
Payments on investments in property, plant and equipment and intangible assets fell by 11.3% in 2016 compared to a year earlier, mainly due to lower payments in Telefónica Germany, which itself was due to the significant impact of spectrum licenses in 2015. Spectrum license payments totaled 349 million euros in 2016, notably in Group companies in Peru and Brazil.

•	The detail of proceeds on disposals of companies, net of cash and cash equivalents disposed and payments on investments in companies, net of cash and cash equivalents acquired is the following:

Millions of euros	2017	2016	2015
Sale of Televisión Federal, S.A. (Telefé) (see Note 18)	—	306	—
Proceeds arising from hedges associated with Telefónica United Kingdom	—	399	—
Sale of Yourfone GmbH	—	—	57
Sale of Telefónica Czech Republic	—	—	313
Sale of Telefónica Telecomunicaciones Públicas, S.A.U.	28	2	—
Others	12	60	(16)
Proceeds on disposals of companies, net of cash and cash equivalents disposed	40	767	354
Acquisition of DTS (see Note 5)	—	(36)	(697)
Acquisition of GVT (see Note 5)	—	—	(2,450)
Acquisition of Coltel affiliates (Note 5)	(85)	—	—
Acquisition of Minodes GmbH	(9)	—	—
Acquisition of Co-trade GmbH	(20)	—	—
Others	(14)	(18)	(34)
Payments on investments in companies, net of cash and cash equivalents acquired	(128)	(54)	(3,181)

•	The detail of proceeds on financial investments not included under cash equivalents and payments on financial investments not included under cash equivalents is the following:

Millions of euros	2017	2016	2015
Sale of stake in Indra	—	85	—
Sale of stake in China Unicom (Hong Kong) Limited (see Note 13)	72	322	—
Sale of stake in Telecom Italia, S.p.A.	—	—	1,025
Investments of Seguros de Vida y Pensiones Antares, S.A.	49	—	—
Others	175	82	117
Proceeds on financial investments not included under cash equivalents	296	489	1,142
Legal deposits	(75)	(104)	(86)
Investment in Mediaset Premium	—	(20)	(100)
Payment to shareholders of Telco, S.p.A.	—	—	(60)
Long term deposits	(150)	—	—
Collateral guarantees on derivatives	(709)	—	—
Others	(172)	(141)	(180)
Payments on financial investments not included under cash equivalents	(1,106)	(265)	(426)

•	Payments and proceeds on placements of cash surpluses not included under cash equivalents in 2017 and 2016 largely relate to placements made by Telefónica, S.A.
Net cash flow used in financing activities
Net cash flow used in financing activities amounted as net payment to 1,752 million euros, a decrease of 58.5% with respect to 2016.
In 2016, the negative cash flow used in financing activities amounted to 4,220 million increasing by 16.8% year-on-year, mainly due to the increase of financed operating payments in property, plant and equipment and intangible assets payments and the proceeds from the share capital increase of Telefónica S.A. and Telefônica Brasil, S.A.

•
The detail of dividends paid, proceeds from issue of share capital increase, payments and proceeds of treasury shares and other operations with shareholder and minority interest, and operations with other equity holders is the following:

Millions of euros	2017	2016	2015
Dividends paid byTelefónica, S.A. (*)	(1,904)	(2,395)	(2,237)
Payments to non-controlling interests of Telefônica Brasil, S.A.	(290)	(216)	(239)
Payments to non-controlling interests of Telefónica Deutschland Holding, A.G.	(229)	(263)	(267)
Payments to non-controlling interests of Telefónica Centroamérica Inversiones	(23)	(27)	(28)
Others	(13)	(5)	(4)
Dividends paid (see Note 12)	(2,459)	(2,906)	(2,775)
Share capital increase of Telefónica, S.A.	—	—	3,048
Share capital increase of Telefônica Brasil, S.A.	—	—	1,258
Others	2	—	(51)
Proceeds from share capital increase	2	—	4,255
Transactions with Telefónica, S.A. treasury shares (see Note 12 g)	—	(645)	(1,615)
Transactions with Telefónica Deutschland Holding, A.G. treasury shares	—	—	(133)
Transactions with Telefônica Brasil, S.A. treasury shares	—	—	(24)
Sale of 40% of Telxius Telecom, S.A. to Taurus Bidco S.à.r.l. (Note 2)	1,275	—	—
Others	(6)	(15)	—
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	1,269	(660)	(1,772)
Issuance of undated deeply subordinated securities (Note 12)	1,000	1,000	419
Payment of the coupon related to the issuances of undated deeply subordinated securities issued (See Note 12)	(354)	(344)	(336)
Operations with other equity holders	646	656	83
(*) This amount differs from that indicated in Note 12 because of withholding taxes deducted in the payment to certain major shareholders.

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The detail of proceeds on issue of debentures and bonds, and other debts, proceeds on loans, borrowings and promissory notes, amortization of debentures and bonds, and other debts, repayments of loans, borrowings and promissory notes and financed operating payments and investments in property, plant and equipment and intangible assets payments is the following:

Millions of euros	2017	2016	2015
Issued under the EMTN program of Telefónica Emisiones, S.A.U. (see Appendix III) (*)	3,517	4,900	1,467
Issued of non-dilutive convertible debentures in Telefónica Participaciones, S.A.U. (Appendix III)	—	600	—
Issued under the SHELF program of Telefónica Emisiones, S.A.U. (see Appendix III) (*)	3,335	—	—
Issuance of Telefônica Brazil, S.A.	756	—	—
Others	782	193	135
Proceeds on issue of debentures and bonds, and other debts	8,390	5,693	1,602
Syndicated loan of 3,000 million euros by Telefónica, S.A. (see Note 13)	—	3,070	—
Syndicated loan of 2,500 million euros by Telefónica, S.A.	—	—	2,060
Syndicated loan of 3,000 million euros by Telefónica, S.A. (see Note 13)	—	1,280	1,890
Issuance of debt instruments in the local market by Telefónica Germany GmbH&Co OHG	—	—	300
Structured financing (see Note 13)	750	—	—
Syndicated loan of 750 million euros by Telefónica Germany (see Note 13)	650	—	—
Others	3,444	5,982	4,534
Proceeds on loans, borrowings and promissory notes (see Appendix V)	4,844	10,332	8,784
Repayments of debentures and bonds, and other debts	(6,687)	(6,873)	(3,805)
Syndicated loan of 3,000 million euros by Telefónica, S.A. (see Note 13)	—	(3,070)	—
Syndicated loan of 2,500 million euros by Telefónica, S.A.	(550)	—	(1,560)
Syndicated loan of 3,000 million euros by Telefónica, S.A. (see Note 13)	—	(1,980)	(1,190)
Loans paid by GVT	—	(93)	(1,766)
Syndicated loan of 750 million euros by Telefónica Germany GmbH (see Note 13)	(700)	—	—
Others	(5,461)	(3,363)	(5,342)
Repayments of loans, borrowings and promissory notes (see Appendix V)	(6,711)	(8,506)	(9,858)
Financed spectrum licences payments (Note 14)	(329)	(198)	(121)
Payments to suppliers with extended payment terms (Note 13)	(717)	(1,758)	(5)
Financed operating payments and investments in property, plant and equipment and intangible assets payments (see Note 13.2)	(1,046)	(1,956)	(126)
(*) Data converted at the exchange rate at the end of December 2017. The impact of the exchange rate with respect to the date of the transaction is included in the "Others" line within the same sub-heading.